Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2016
As Revised June 17, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® International Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Arrowstreet, FIA, Geode, and TS&W have not currently been allocated a portion of the fund's assets to manage.

STG-SUM-16-01 1.9879797.100	November 3, 2016

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2016
As Revised June 17, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® International Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC, FIL Investment Advisors (FIA), and Geode Capital Management, LLC on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers (the Adviser) is the fund's manager. Arrowstreet Capital, Limited Partnership (Arrowstreet), Causeway Capital Management LLC (Causeway), FIAM LLC (FIAM), FIL Investment Advisors (FIA), Geode Capital Management, LLC (Geode), Massachusetts Financial Services Company (MFS), Thompson Siegel & Walmsley, LLC (TS&W), and William Blair Investment Management, LLC (William Blair) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Arrowstreet, FIA, Geode, and TS&W have not currently been allocated a portion of the fund's assets to manage.

STG-L-STG-N-SUM-16-01 1.9879798.100	November 3, 2016